CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands	12 Months Ended
	Jun. 30, 2018 CNY (¥) ¥ / shares	Jun. 30, 2017 CNY (¥) ¥ / shares	Jun. 30, 2016 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME [Abstract]
Revenue	¥ 1,169,348	¥ 853,295	¥ 654,060
Cost of revenue	(804,674)	(648,482)	(498,944)
Gross profit	364,674	204,813	155,116
Other income, net	3,689	6,325	1,756
Selling expenses	(24,539)	(21,902)	(16,753)
Administrative expenses	(63,374)	(28,385)	(36,153)
Disposal loss of leasehold improvement	0	0	(10,286)
Operating profit	280,450	160,851	93,680
Gain on disposal of affiliated entities	5,349	0	0
Net finance income	11,391	6,892	5,752
Profit before tax	297,190	167,743	99,432
Income tax expenses	(66,288)	0	0
Net Profit	230,902	167,743	99,432
Profit attributable to:
Net Profit attributable to non-controlling interests	8,314	0	0
Net Profit attributable to the Group's shareholders	222,588	167,743	99,432
Profit (loss)	¥ 230,902	¥ 167,743	¥ 99,432
Earnings per share
Basic and diluted earnings per share | (per share)	¥ 0.54	¥ 0.41	¥ 0.24
Net Profit	¥ 230,902	¥ 167,743	¥ 99,432
Other comprehensive income/(loss)	(2,542)	2,202	8,437
Total comprehensive income	228,360	169,945	107,869
Comprehensive income attributable to:
Comprehensive income attributable to non-controlling interests	8,314	0	0
Comprehensive income attributable to the Group's shareholders	220,046	169,945	107,869
Comprehensive income	¥ 228,360	¥ 169,945	¥ 107,869